Certain Risks and Concentrations (Details) - Schedule of major suppliers	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage	40.00%		37.00%		44.00%
Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage	10.00%		11.00%			[1]
Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage		[1]	15.00%			[1]
Global Deep Ocean (equity investment) [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage		[1]	17.00%			[1]
Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage		[1]		[1]	16.00%

[1]	less than 10%